LONG TERM LOAN (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the nine month ended September 30, 2024 are as follows:

	September 30, 2024	December 31, 2023
Balance, opening	$85,107	$135,971
Repayments	(35,245)	(43,350)
Interest expense, accrued	3,950	3,333
Translation difference	(3,926)	(8,847)
Balance, ending	49,886	85,107
Less:
Long term loan – current portion	49,886	46,680
Long term loan	$-	$38,427

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next two years and in the aggregate are:
Year ended	Amount
December 31, 2024	$12,097
December 31, 2025	37,789
$49,886